CONFIDENTIAL TREATMENT

13FCON P 8/14/02

| SEC USE ONLY |
|---|
| |

NON-PUBLIC

01074999

RECD S.E.C.
AUG 14 2001

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 13F

## INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Quarter Ended: June 30, 2001

CONFIDENTIAL TREATMENT EXPIRED

Check here if Amended: ☐ Amendment Number: ______

This Amendment (Check only one): ☐ is a restatement.
☐ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Fir Tree, Inc.
Name

| 535 Fifth Avenue | 31st Floor | New York | NY | 10017 |
|---|---|---|---|---|
| Address | (Street) | (City) | (State) | (Zip) |

Form 13F File Number: 28-6884

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jeffrey D. Tannenbaum
(Name)

President
(Title)

(212) 599-0090
(Phone)

Signature, Place, and Date of Signing:

| [signature] | New York, New York | August 13, 2001 |
|---|---|---|
| (Signature) | (City, State) | (Date) |

Report Type (Check only one):

☒ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

☐ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

☐ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: None.

PROCESSED
AUG 19 2004
THOMSON FINANCIAL

CONFIDENTIAL TREATMENT

# FORM 13F SUMMARY PAGE

Report Summary:

| | |
|---|---|
| Number of Other Included Managers: | 0 |
| Form 13F Information Table Entry Total: | 27 |
| Form 13F Information Table Value Total: | $ 450,306 (thousands) |

List of Other Included Managers: None.

# FORM 13F

(SEC USE ONLY)

**Name of Reporting Manager: Fir Tree, Inc.**

| Column 1: Name of Issuer | Column 2: Title of Class | Column 3: CUSIP | Column 4: Value (x$1000) | Column 5: Shares or Principal Amount | Share/ Principal | Put/ Call | Column 6: Investment Discretion | Column 7: Other Managers | Column 8: Voting Authority Sole | Shared | None |
|---|---|---|---|---|---|---|---|---|---|---|---|
| ALEXION PHARMACUETICALS INC | SB NT CV 5.75%07 | 015351AB5 | 19,076 | 29,585,000 | PRN | | SOLE | | 29,585,000 | | |
| AMERITRADE HLDG CORP | SUB NO CV5.75%04 | 03072HAB5 | 7,315 | 10,450,000 | PRN | | SOLE | | 10,450,000 | | |
| AT HOME CORP | SUB NT CV 4.75%06 | 045919AF4 | 15,642 | 47,400,000 | PRN | | SOLE | | 47,400,000 | | |
| AT HOME CORP | COM SER A | 045919107 | 7,140 | 3,400,000 | SH | | SOLE | | 3,400,000 | | |
| COVAD COMMUNICATIONS GROUP INC | COM | 222814204 | 583 | 685,650 | SH | | SOLE | | 685,650 | | |
| CRITICAL PATH INC | SB NT CV 5.75%05 | 22674VAB6 | 12,808 | 54,500,000 | PRN | | SOLE | | 54,500,000 | | |
| EASYLINK SVCS CORP | CL A | 27784T101 | 840 | 1,556,088 | SH | | SOLE | | 1,556,088 | | |
| FEDERAL MOGUL CORP | COM | 313549107 | 338 | 200,000 | SH | | SOLE | | 200,000 | | |
| IBASIS INC | SB NT CV 5.75%05 | 450732AA0 | 11,086 | 27,715,000 | PRN | | SOLE | | 27,715,000 | | |
| IBASIS INC | COM | 450732102 | 3,692 | 946,700 | SH | | SOLE | | 946,700 | | |
| INTERLIANT INC | COM | 458742103 | 50 | 60,000 | SH | | SOLE | | 60,000 | | |
| INTERLIANT INC | SUB NT CV 7%05 | 458742AB9 | 1,083 | 7,100,000 | PRN | | SOLE | | 7,100,000 | | |
| INTERLIANT INC | SB NT CV 144A 05 | 458742AA1 | 7,790 | 51,080,000 | PRN | | SOLE | | 51,080,000 | | |
| INTERNET CAP GROUP INC | COM | 46059C106 | 195 | 100,000 | SH | | SOLE | | 100,000 | | |
| INTERNET CAP GROUP INC | SUB NT CV 5.5%04 | 46059CAA4 | 26,376 | 75,359,000 | PRN | | SOLE | | 75,359,000 | | |

**CONFIDENTIAL TREATMENT**

| | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|
| LEVEL 3 COMMUNICATIONS INC | COM | 52729N100 | 21,600 | 4,000,000 | SH | | SOLE | | 4,000,000 | | |
| MPOWER COMMUNICATIONS CORP | COM | 62473L101 | 823 | 798,575 | SH | | SOLE | | 798,575 | | |
| MPOWER COMMUNICATIONS CORP | PFD CV D 7.25% | 62473L200 | 1,522 | 380,500 | PRN | | SOLE | | 380,500 | | |
| NETRATINGS INC | COM | 64116M108 | 488 | 33,000 | SH | | SOLE | | 33,000 | | |
| NETWORK PLUS CORP | DP 1/10A CV7.5 | 64122D605 | 450 | 50 | SH | | SOLE | | 50 | | |
| RITE AID CORP | COM | 767754104 | 228,923 | 25,721,638 | SH | | SOLE | | 25,721,638 | | |
| RITE AID CORP | COM | 767754104 | 32,040 | 3,600,000 | SH | PUT | SOLE | | 3,600,000 | | |
| TERAYON COMMUNICATION SYS | COM | 880775101 | 9,783 | 1,644,200 | SH | | SOLE | | 1,644,200 | | |
| TERAYON COMMUNICATION SYS | SB NT CV 144A 07 | 880775AA9 | 25,602 | 73,148,000 | PRN | | SOLE | | 73,148,000 | | |
| TERAYON COMMUNICATION SYS | SB NT CONV 5%07 | 880775AC5 | 3,073 | 8,779,000 | PRN | | SOLE | | 8,779,000 | | |
| UNITEDGLOBALCOM | PFD CV 1/20 DSR | 913247201 | 3,332 | 213,250 | PRN | | SOLE | | 213,250 | | |
| UNITEDGLOBALCOM | CL A | 913247508 | 8,656 | 1,009,988 | SH | | SOLE | | 1,009,988 | | |